Commitments and Contingencies (Details 2) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
2024	$ 42,491	$ 46,147
2025	17,922	36,242
2025		6,070
Total future minimum lease payments	$ 60,413	$ 88,459